Disclosure of Deferred Base Rent Balance Under Straight-line Amortize Over Lease Term (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Right of use asset	$ 66,142	$ 73,464	$ 0
Accounts payable and accrued liabilities	(199,478)	(2,800)	(274,489)
Lease obligation		(73,464)
Deficit	$ (969,456)	$ 2,800	$ (978,874)